Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,495,816	$ 1,394,105	$ 1,342,695
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	729,933	647,533	603,605
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	550,811	533,717	509,533
Asia Middle East And Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 215,072	$ 212,855	$ 229,557